Cash Generated from Operations - Summary of Cash Generated from Operations (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from (used in) operating activities [abstract]
Profit for the year		£ 590	£ 408	£ (2,335)
Adjustments for:
Income tax		(92)	13	(222)
Depreciation		66	90	95
Amortisation and impairment of acquired intangibles and goodwill		99	138	2,733
Amortisation of software		88	85	84
Net finance costs		55	30	60
Charges relating to GMP equalisation		8
Share of results of joint ventures and associates		(44)	(78)	(97)
Profit on disposal of subsidiaries, associates, investments and fixed assets		(315)	(116)	40
Net foreign exchange adjustment from transactions		28	(26)	43
Share-based payment costs		37	33	22
Pre-publication		(37)	(35)	(19)
Inventories		(10)	24	17
Trade and other receivables	£ 170	(15)	133	156
Trade and other liabilities	£ 182	35	6	61
Retirement benefit obligations		(9)	(232)	(106)
Provisions for other liabilities and charges		63	(11)	(10)
Net cash generated from operations		£ 547	£ 462	£ 522